Notes Payable, Mortgage Notes Payable (Details) (USD $)	3 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		0 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012 sqft	Jan. 17, 2013 sqft	Mar. 09, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010 sqft	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	May 31, 2012 Pinnacle at Jackson Place [Member]	Dec. 31, 2012 The Pointe [Member]	Dec. 31, 2011 The Pointe [Member]	Dec. 31, 2012 Pinnacle at Jackson Place - Sr NMTC Loan [Member]		Dec. 31, 2011 Pinnacle at Jackson Place - Sr NMTC Loan [Member]		Dec. 31, 2012 NASCAR Plaza		Dec. 31, 2011 NASCAR Plaza		Dec. 31, 2012 Westshore Corporate Center [Member]	Nov. 15, 2012 Westshore Corporate Center [Member]	Dec. 31, 2011 Westshore Corporate Center [Member]	Dec. 31, 2012 Bank of America Plaza	Dec. 31, 2011 Bank of America Plaza	Dec. 31, 2012 Teachers Insurance and Annuity Association [Member]	Dec. 31, 2011 Teachers Insurance and Annuity Association [Member]	Dec. 31, 2012 John Hancock Facility [Member]	Dec. 31, 2011 John Hancock Facility [Member]	Jan. 09, 2012 111 East Wacker, LLC [Member]	Dec. 31, 2012 111 East Wacker, LLC [Member]		Dec. 31, 2011 111 East Wacker, LLC [Member]		Dec. 31, 2012 Capital City Plaza [Member]	Dec. 31, 2011 Capital City Plaza [Member]	Dec. 31, 2012 Morgan Keegan Tower [Member]	Dec. 31, 2011 Morgan Keegan Tower [Member]	Feb. 10, 2012 Hayden Ferry II [Member] sqft	Feb. 10, 2012 Hayden Ferry II [Member] Minimum	Feb. 10, 2012 Hayden Ferry II [Member] Maximum	Dec. 31, 2012 Citrus Center [Member]	Dec. 31, 2011 Citrus Center [Member]	Dec. 31, 2012 Stein Mart [Member]	Dec. 31, 2011 Stein Mart [Member]	Dec. 31, 2012 Pinnacle at Jackson Place - Subordinate NMTC Loan [Member]		Dec. 31, 2011 Pinnacle at Jackson Place - Subordinate NMTC Loan [Member]		Dec. 31, 2012 Wholly-Owned [Member]	Dec. 31, 2011 Wholly-Owned [Member]	Dec. 31, 2012 Hayden Ferry Lakeside I [Member] sqft		Dec. 31, 2011 Hayden Ferry Lakeside I [Member]		Dec. 31, 2012 Renaissance Center [Member]		Dec. 31, 2011 Renaissance Center [Member]		Dec. 31, 2012 100 Ashford Center/Peachtree Ridge [Member]		Dec. 31, 2011 100 Ashford Center/Peachtree Ridge [Member]		Dec. 31, 2012 Overlook II [Member]		Dec. 31, 2011 Overlook II [Member]		Dec. 31, 2012 Cypress Center I - III [Member] sqft		Dec. 31, 2011 Cypress Center I - III [Member]		Dec. 31, 2012 3344 Peachtree [Member] sqft	Dec. 31, 2011 3344 Peachtree [Member]	Dec. 31, 2012 Bank of America Center [Member] sqft		Dec. 31, 2011 Bank of America Center [Member]		Dec. 31, 2012 Hayden Ferry Lakeside II sqft		Feb. 10, 2012 Hayden Ferry Lakeside II	Dec. 31, 2011 Hayden Ferry Lakeside II		Dec. 31, 2012 245 Riverside [Member] sqft		Dec. 31, 2011 245 Riverside [Member]		Dec. 31, 2012 Corporate Center Four [Member]		Dec. 31, 2011 Corporate Center Four [Member]		Dec. 31, 2012 Two Ravinia [Member] sqft		Dec. 31, 2011 Two Ravinia [Member]		Dec. 31, 2012 Two Liberty Place [Member] sqft	Dec. 31, 2011 Two Liberty Place [Member]	Dec. 31, 2012 Carmel Crossing [Member] sqft	Dec. 31, 2011 Carmel Crossing [Member]	Dec. 31, 2012 Fund II Assets [Member]	Dec. 31, 2011 Fund II Assets [Member]	Dec. 31, 2012 Fund I Assets [Member]	Dec. 31, 2011 Fund I Assets [Member]	Dec. 31, 2012 Fund I - Remaining 3 Assets [Member]	Feb. 20, 2013 Phoenix Tower sqft	Dec. 31, 2012 Parkway Properties [Member]	Dec. 31, 2011 Parkway Properties [Member]	Dec. 31, 2012 Debt Balloon Payments [Member]	Dec. 31, 2012 Debt Principal Amortization [Member]
Debt Instrument [Line Items]
Fixed Rate (in hundredths)		7.10%								4.00%		5.80%	[1]			3.40%	[2],[3],[4]			2.50%			7.10%		6.20%		7.60%			6.30%	[1]			7.30%		7.60%					6.30%		6.50%		3.00%	[1]					4.50%	[2]			5.50%	[1]			5.60%	[1]			5.60%	[1]			4.10%	[2]			5.30%		4.70%	[2]			5.00%	[2],[5]				5.20%	[2]			5.40%	[2]			5.00%	[2]			5.20%		5.50%
Maturity date										Feb. 10, 2019		Dec. 27, 2047	[1]			Mar. 30, 2016	[2],[3],[4]			May 01, 2015			May 10, 2012		Jan. 01, 2016		Jun. 01, 2016			Jul. 11, 2016	[1]			Mar. 05, 2017		Oct. 01, 2019					Jun. 01, 2020		Aug. 01, 2020		Dec. 27, 2047	[1]					Jul. 25, 2018	[2]			Jun. 01, 2012	[1]			Jan. 08, 2016	[1]			Mar. 01, 2017	[1]			May 18, 2016	[2]			Oct. 01, 2017		May 18, 2018	[2]			Jul. 25, 2018	[2],[5]				Mar. 31, 2019	[2]			Apr. 08, 2019	[2]			May 20, 2019	[2]			Jun. 10, 2019		Mar. 10, 2020
Monthly Payment										$ 79,000		$ 0	[1]			$ 121,000	[2],[3],[4]			$ 88,000			$ 0		$ 565,000		$ 130,000			$ 0	[1]			$ 253,000		$ 163,000					$ 153,000		$ 81,000		$ 0	[1]			$ 1,554,000		$ 85,000	[2]			$ 0	[1]			$ 0	[1]			$ 0	[1]			$ 42,000	[2]			$ 485,000		$ 138,000	[2]			$ 421,000	[2],[5]				$ 42,000	[2]			$ 104,000	[2]			$ 95,000	[2]			$ 391,000		$ 46,000		$ 1,928,000		$ 0				$ 3,482,000
Note Balance										23,500,000	0	0	[1]	23,501,000	[1]	42,977,000	[2],[3],[4]	0	[2],[3],[4]	15,646,000		0	0	16,373,000	73,584,000	75,724,000	17,852,000	18,055,000		0	[1]	147,873,000	[1]	33,489,000	34,073,000	10,419,000	11,539,000				22,034,000	22,438,000	11,517,000	11,733,000	0	[1]	6,000,000	[1]	227,518,000	367,309,000	22,000,000	[2]	22,000,000	[2]	0	[1]	15,704,000	[1]	0	[1]	29,824,000	[1]	0	[1]	31,500,000	[1]	12,088,000	[2]	12,088,000	[2]	84,733,000	86,064,000	33,875,000	[2]	33,875,000	[2]	48,125,000	[2],[5]		0	[2],[5]	9,250,000	[2]	9,250,000	[2]	22,500,000	[2]	22,500,000	[2]	22,100,000	[2]	22,100,000	[2]	90,200,000	90,200,000	10,000,000	10,000,000	378,371,000	308,077,000	0	77,028,000			605,889,000	752,414,000
Real estate liabilities related to assets held for sale		254,400,000
Quarterly payment		625,000
Amortization period		25 years 0 months 0 days
Applicable margin (in hundredths)							2.50%	3.50%
Collateral for Mortgage Loans		947,200,000			1,000,000,000
Aggregate annual maturities of mortgage notes payable [Abstract]
2013		9,674,000																																																																																																								0	9,674,000
2014		10,848,000																																																																																																								0	10,848,000
2015		25,407,000																																																																																																								14,051,000	11,356,000
2016		147,097,000																																																																																																								137,776,000	9,321,000
2017		116,439,000																																																																																																								107,907,000	8,532,000
2018		98,052,000																																																																																																								91,550,000	6,502,000
Thereafter		198,372,000																																																																																																								194,317,000	4,055,000
Total mortgage maturities		605,889,000																																																																																																								545,601,000	60,288,000
Gross sales price of property																														150,600,000
Mortgage loans assumed by buyer for property sold									29,500,000																				147,900,000																																																																									76,700,000
Mortgage assumed by buyer for property acquired																42,600,000					14,500,000
Proportionate share of mortgage loan																																						15,000,000																																																																19,200,000
Mortgage notes payable																																						$ 50,000,000.0																																									$ 50,000,000																								$ 80,000,000.0
Area of real estate property (in square feet)		11,900,000	260,000	337,000		163,000																																300,000													203,000																286,000				485,000		421,000				300,000					136,000								438,000				941,000		326,000							629,000
Weighted average interest rate (in percent)				7.10%					5.20%																														4.00%	5.00%
Mortgage Loan maturity date	May 2012	May 2012																											July 2016									July 2018																																																																	March 1, 2023
Interest rate on mortgage (in hundredths)		1.50%														4.70%				5.80%									6.30%																																																																										3.90%
Interest only period of mortgage		0 years 43 months 0 days

[1]	For balance sheet purposes, the Company has reclassified these mortgages totaling $254.4 million to Liabilities Related to Assets Held for Sale at December 31, 2011.
[2]	The mortgage loans secured by these properties have variable interest rates that have been fixed by interest rate swap agreements.
[3]	The Company assumed the existing loan on NASCAR Plaza upon acquisition in December 2012. The note bears interest at a stated interest rate of 4.7% and has been marked-to-market for GAAP purposes.
[4]	Effective December 31, 2012 the Company assumed the mortgage secured by NASCAR Plaza and also the swap associated with this mortgage. The notional amount of the swap is $30 million which fixes LIBOR at 2.3%, which resulted in an all-in interest rate of 3.4%. The interest rate swap matures on February 1, 2016.
[5]	The Hayden Ferry II mortgage provides for quarterly payments of $625,000 through February 2015 with payments based on a 25 year amortization thereafter until maturity. Additionally, the mortgage bears interest at LIBOR plus the applicable spread which ranges between 250 and 350 basis points. Fund II entered into an interest rate swap that fixed the LIBOR rate associated with this loan at 1.5% through January 25, 2018. This loan is cross-defaulted with Hayden Ferry I.